Payden GNMA Fund
1
Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (120%
)
405,160 FHLMC Multifamily Structured Pass-Through
Certificates KF60, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.604%),
5.13%, 2/25/26 (a) $ 406
490,887 FHLMC Multifamily Structured Pass-Through
Certificates KF62, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.594%),
5.12%, 4/25/26 (a) 491
1,475,936 FHLMC Multifamily Structured Pass-Through
Certificates KF68, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.604%),
5.13%, 7/25/26 (a) 1,477
363,349 FHLMC Multifamily Structured Pass-Through
Certificates KI08, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.200%),
4.73%, 10/25/26 (a) 362
117,870 FHLMC Multifamily Structured Pass-Through
Certificates KF74, (1 mo. Secured Overnight
Financing Rate Index + 0.530%), 5.05%,
1/25/27 (a) 118
407,685 FHLMC Multifamily Structured Pass-Through
Certificates KS09, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.484%),
4.83%, 10/25/27 (a) 408
493,163 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 2.99%, 5/25/50 (b) 492
1,065,016 FN AL6513 , 5.00%, 7/01/44  1,060
193,092 FN BM2007 30YR , 4.00%, 9/01/48  179
1,121,415 FN FM9195 30YR , 2.50%, 10/01/51  925
467,293 FN FS8791 30YR , 6.00%, 8/01/54  472
1,662,445 FN MA3238 30YR , 3.50%, 1/01/48  1,493
921,814 FN MA4918 30YR , 5.00%, 2/01/53  893
1,000,000 FNCL , 5.00%, 2/01/5530YR TBA (c) 966
62,921 FNR FA 2007-110, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.734%),
5.09%, 12/25/37 (a) 63
947,425 FR RA7790 30YR , 5.00%, 8/01/52  919
534,558 FRESB Mortgage Trust 2017-SB41, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.814%), 5.34%, 9/25/37 (a) 533
136,979 G2 3711 30YR , 5.50%, 5/20/35  140
110,048 G2 3772 30YR , 5.00%, 10/20/35  110
229,730 G2 3785 30YR , 5.00%, 11/20/35  229
254,903 G2 4802 30YR , 5.00%, 9/20/40  255
873,375 G2 4853 30YR , 4.00%, 11/20/40  828
320,162 G2 5083 30YR , 5.00%, 6/20/41  320
1,025,805 G2 5115 30YR , 4.50%, 7/20/41  996
873,932 G2 5258 30YR , 3.50%, 12/20/41  804
433,419 G2 770239 30YR , 4.00%, 2/20/42  409
500,513 G2 785023 15YR , 3.00%, 5/20/34  479
1,226,195 G2 785219 30YR , 2.00%, 12/20/50  964
481,799 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 4.39%, 12/20/47 (a) 488
1,302,118 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.533%), 4.60%, 12/20/41 (a) 1,322
61,055 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/27 (a) 61
Principal
or Shares Security Description
Value
(000)
110,174 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 3/20/27 (a) $ 109
82,411 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.88%, 4/20/27 (a) 82
182,686 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.88%, 5/20/27 (a) 182
429,784 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/28 (a) 430
112,821 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/28 (a) 112
182,686 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 2/20/28 (a) 182
264,410 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.88%, 4/20/28 (a) 265
315,454 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 9/20/29 (a) 315
331,183 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 9/20/32 (a) 334
699,902 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.75%, 12/20/33 (a) 710
263,674 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 2/20/34 (a) 267
424,419 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 2/20/34 (a) 430
401,059 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 3/20/35 (a) 406
409,539 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.88%, 5/20/38 (a) 415
285,444 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 7/20/38 (a) 289
496,143 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/40 (a) 504
293,089 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/40 (a) 298
36,813 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
6.50%, 1/20/42 (a) 37
99,150 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.75%, 10/20/26 (a) 99
816,302 G2 AY5132 , 3.25%, 7/20/37  765
899,790 G2 AY5138 , 3.25%, 12/20/37  842
127,956 G2 MA0312 , 3.50%, 8/20/42  114
161,624 G2 MA0387 , 3.50%, 9/20/42  144
1,202,261 G2 MA0698 30YR , 3.00%, 1/20/43  1,072
1,088,946 G2 MA1012 30YR , 3.50%, 5/20/43  997

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
963,799 G2 MA1089 30YR , 3.00%, 6/20/43  $ 858
936,915 G2 MA1520 30YR , 3.00%, 12/20/43  833
882,064 G2 MA2304 30YR , 4.00%, 10/20/44  831
797,943 G2 MA2522 30YR , 4.00%, 1/20/45  751
494,947 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 4.50%, 4/20/45 (a) 502
387,223 G2 MA3454 30YR , 3.50%, 2/20/46  351
1,222,297 G2 MA3662 30YR , 3.00%, 5/20/46  1,081
753,328 G2 MA3663 30YR , 3.50%, 5/20/46  683
1,410,584 G2 MA3735 30YR , 3.00%, 6/20/46  1,247
607,344 G2 MA3936 30YR , 3.00%, 9/20/46  537
511,008 G2 MA4069 30YR , 3.50%, 11/20/46  463
613,846 G2 MA4195 30YR , 3.00%, 1/20/47  542
384,591 G2 MA4197 30YR , 4.00%, 1/20/47  360
595,547 G2 MA4262 30YR , 3.50%, 2/20/47  540
766,734 G2 MA4321 30YR , 3.50%, 3/20/47  695
426,677 G2 MA4322 30YR , 4.00%, 3/20/47  399
1,026,533 G2 MA4382 30YR , 3.50%, 4/20/47  930
314,600 G2 MA4510 30YR , 3.50%, 6/20/47  285
679,216 G2 MA4719 30YR , 3.50%, 9/20/47  613
498,540 G2 MA4962 30YR , 3.50%, 1/20/48  452
988,895 G2 MA5265 30YR , 4.50%, 6/20/48  949
1,852,635 G2 MA6473 30YR , 2.50%, 2/20/50  1,558
552,116 G2 MA6709 30YR , 2.50%, 6/20/50  464
2,160,616 G2 MA6818 30YR , 2.00%, 8/20/50  1,735
1,334,936 G2 MA6930 30YR , 2.00%, 10/20/50  1,072
1,922,209 G2 MA6931 30YR , 2.50%, 10/20/50  1,612
1,976,132 G2 MA7051 30YR , 2.00%, 12/20/50  1,586
2,138,422 G2 MA7367 30YR , 2.50%, 5/20/51  1,792
775,822 G2 MA7471 30YR , 2.00%, 7/20/51  622
1,373,455 G2 MA7472 30YR , 2.50%, 7/20/51  1,150
774,171 G2 MA7473 30YR , 3.00%, 7/20/51  675
2,314,369 G2 MA7533 30YR , 2.00%, 8/20/51  1,856
1,796,773 G2 MA7535 30YR , 3.00%, 8/20/51  1,566
2,387,674 G2 MA7589 30YR , 2.50%, 9/20/51  1,999
2,333,308 G2 MA7648 30YR , 2.00%, 10/20/51  1,871
1,886,364 G2 MA7705 30YR , 2.50%, 11/20/51  1,579
1,958,575 G2 MA7706 30YR , 3.00%, 11/20/51  1,707
3,021,491 G2 MA7766 30YR , 2.00%, 12/20/51  2,423
2,627,069 G2 MA7767 30YR , 2.50%, 12/20/51  2,199
1,579,679 G2 MA7768 30YR , 3.00%, 12/20/51  1,377
2,417,397 G2 MA7881 30YR , 2.50%, 2/20/52  2,024
405,919 G2 MA7882 30YR , 3.00%, 2/20/52  354
2,169,772 G2 MA7987 30YR , 2.50%, 4/20/52  1,816
1,619,329 G2 MA7990 30YR , 4.00%, 4/20/52  1,494
812,747 G2 MA8097 30YR , 2.50%, 6/20/52  680
894,582 G2 MA8146 30YR , 2.00%, 7/20/52  717
850,002 G2 MA8200 30YR , 4.00%, 8/20/52  783
425,445 G2 MA8266 30YR , 3.50%, 9/20/52  381
1,170,346 G2 MA8570 30YR , 5.50%, 1/20/53  1,167
920,182 G2 MA8648 30YR , 5.50%, 2/20/53  917
848,372 G2 MA8948 30YR , 5.50%, 6/20/53  845
2,365,407 G2 MA9726 30YR , 6.00%, 6/20/54  2,388
5,530,000 G2SF , 6.00%, 2/20/5430YR TBA (c) 5,578
4,400,000 G2SF , 5.00%, 2/01/5530YR TBA (c) 4,276
2,700,000 G2SF , 3.50%, 2/20/5530YR TBA (c) 2,416
2,700,000 G2SF , 4.50%, 2/20/5530YR TBA (c) 2,554
5,010,000 G2SF , 5.50%, 2/20/5530YR TBA (c) 4,975
1,500,000 G2SF , 6.50%, 2/20/5530YR TBA (c) 1,529
58,683 GN 455989 , 5.00%, 7/15/26  59
24,890 GN 558954 , 5.25%, 5/15/29  25
224,292 GN 558956 , 4.50%, 6/15/29  222
95,126 GN 605099 30YR , 5.50%, 3/15/34  97
Principal
or Shares Security Description
Value
(000)
237,388 GN 616826 30YR , 5.50%, 1/15/35  $ 240
472,443 GN 710868 30YR , 5.50%, 9/15/39  483
142,394 GN 728153 , 5.50%, 10/15/29  144
47,679 GN 728159 , 5.25%, 11/15/29  48
98,689 GN 781810 30YR , 5.50%, 10/15/34  101
909,760 GNR 2009-22 FA 2009-22, (1 mo. Term
Secured Overnight Financing Rate + 0.844%),
5.14%, 4/20/39 (a) 916
261,219 GNR AF 2012-18, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 4.71%,
2/20/38 (a) 261
490,840 GNR F 2004-56, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 4.81%,
6/20/33 (a) 490
105,493 GNR FA 2001-35, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.67%,
8/16/31 (a) 105
176,356 GNR FB 2007-76, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 4.91%,
11/20/37 (a) 176
478,563 GNR FB 2008-11, (1 mo. Term Secured
Overnight Financing Rate + 0.714%), 5.01%,
2/20/38 (a) 479
269,824 GNR FC 2003-71, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 4.91%,
7/20/33 (a) 270
413,795 GNR FC 2007-54, (1 mo. Term Secured
Overnight Financing Rate + 0.374%), 4.67%,
9/20/37 (a) 413
776,930 GNR FC 2018-91, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 4.75%,
7/20/48 (a) 758
264,155 GNR FG 2004-86, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 4.81%,
7/20/34 (a) 264
370,346 GNR FH 2004-59, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.67%,
8/16/34 (a) 370
145,580 GNR FH 2008-2, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 4.86%,
1/20/38 (a) 145
563,617 GNR FJ 2019-6, (1 mo. Term Secured Overnight
Financing Rate + 0.514%), 4.81%, 1/20/49 (a) 552
487,003 GNR FK 2006-60, (1 mo. Term Secured
Overnight Financing Rate + 0.314%), 4.62%,
11/20/36 (a) 486
255,720 GNR LF 2011-153, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.67%,
7/16/41 (a) 253
291,377 GNR ST 2014-79, 33.00%, 7/20/29 (b)(d) 2
586,134 GNR UF 2008-67, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 4.86%,
6/20/38 (a) 586
Total Mortgage Backed (Cost - $121,752)
113,646
Investment Company (3%
)
2,969,278 Payden Cash Reserves Money Market Fund *
(Cost - $2,969)
2,969
Total Investments (Cost - $124,721) (123%)
116,615
Liabilities in excess of Other Assets (-23%)
(22,160)
Net Assets (100%) $ 94,455
* Affiliated investment.

(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.